Note 11 - Financial Instruments - Changes in Fair Value of Level 3 Measurements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Closing balance	$ 3,332
Change in fair value of warrants, included in the consolidated statements of comprehensive loss	1,113
Closing balance	$ 4,445